UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-02258

Eaton Vance Series Trust II
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

Eaton Vance Income Fund of Boston as of July 31, 2006 (Unaudited)

Eaton Vance Income Fund of Boston (the Fund), a series of Eaton Vance Series Trust II, invests substantially all of its assets in Boston Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2006, the value of the Fund’s investment in the Portfolio was $1,674,703,190 and the Fund owned approximately 94.8% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Boston Income Portfolio                                                                                                                          as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 3.2% (1)

	Principal
Security	Amount	Value
Broadcasting — 0.8%
Hit Entertainment, Inc., Term Loan, 10.95%, Maturing 2/5/13	$13,910,000	$14,040,406
		$14,040,406
Building Materials — 0.6%
Masonite International, Term Loan, 11.00%, Maturing 10/6/06	10,700,000	10,236,337
		$10,236,337
Gaming — 0.3%
BLB Worldwide Holdings, Term Loan, 8.85%, Maturing 6/30/12	5,300,000	5,300,000
		$5,300,000
Paper — 1.5%
Georgia Pacific Corp., Term Loan, 8.30%, Maturing 12/23/13	26,000,000	26,256,516
		$26,256,516
Total Senior, Floating Rate Interests (identified cost $56,034,887)		$55,833,259

Corporate Bonds & Notes — 83.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.4%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$2,770	$2,873,875
Armor Holdings, Inc., Sr. Sub. Notes, 8.25%, 8/15/13	2,410	2,530,500
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	1,440	1,443,600
		$6,847,975
Air Transportation — 0.7%
American Airlines, 7.80%, 10/1/06	10,535	10,554,753
Continental Airlines, 7.033%, 6/15/11	2,274	2,238,458
		$12,793,211
Automotive & Auto Parts — 5.4%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	4,135	4,176,350
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,800	1,716,750
Ford Motor Credit Co., 6.625%, 6/16/08	4,060	3,912,707
Ford Motor Credit Co., 7.375%, 10/28/09	14,920	14,083,495
Ford Motor Credit Co., 7.875%, 6/15/10	7,085	6,671,264
Ford Motor Credit Co., Variable Rate, 8.149%, 11/2/07	17,775	17,803,920
General Motors Acceptance Corp., 5.125%, 5/9/08	3,555	3,426,974
General Motors Acceptance Corp., 5.85%, 1/14/09	1,815	1,745,146
General Motors Acceptance Corp., 6.125%, 9/15/06	4,535	4,533,263
General Motors Acceptance Corp., 7.00%, 2/1/12	710	688,008

General Motors Acceptance Corp., 8.00%, 11/1/31	$16,260	$15,988,783
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	7,195	7,878,525
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14	4,385	4,374,037
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,125	2,332,187
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,873,681
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05 (2)	3,683	18,415
Visteon Corp., Sr. Notes, 7.00%, 3/10/14	1,420	1,164,400
Visteon Corp., Sr. Notes, 8.25%, 8/1/10	3,220	2,978,500
		$95,366,405
Broadcasting — 1.4%
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (3)	2,855	3,033,437
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (3)	10,985	12,330,662
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	9,355	8,793,700
		$24,157,799
Building Materials — 2.7%
Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08	1,005	1,042,687
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	3,760	4,023,200
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate, 8.329%, 6/15/12	5,711	5,739,555
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	965	993,950
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	2,520	2,551,500
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	12,880	12,107,200
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0.00% until 2009) 3/1/14	4,145	2,922,225
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13 (3)	5,305	5,172,375
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12 (3)	13,310	13,908,950
		$48,461,642
Cable / Satellite TV — 3.7%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06 (2)	5,085	2,936,587
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32 (2)	8,160	4,732,800
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate, 9.62%, 4/1/09	3,960	4,237,200
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	19,005	18,957,487
CSC Holdings, Inc., Series B, 8.125%, 8/15/09	1,805	1,856,894
CSC Holdings, Inc., Sr. Notes, 7.25%, 7/15/08	3,765	3,807,356
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,281
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	615	621,919
Insight Communications, Sr. Disc. Notes, 12.25%, 2/15/11	20,845	22,173,869

Kabel Deutschland GMBH, 10.625%, 7/1/14 (3)	$4,005	$4,265,325
NTL Cable PLC, Sr. Notes, 9.125%, 8/15/16	2,575	2,620,062
		$66,224,780
Capital Goods — 3.3%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11 (3)	10,125	10,935,000
Case New Holland, Inc., Sr. Notes, 7.125%, 3/1/14	10,835	10,591,212
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	12,145	12,858,519
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15 (3)	3,575	3,704,594
Dresser, Inc., 9.375%, 4/15/11	10,965	11,184,300
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	767	832,195
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	2,285	2,479,225
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	3,539	3,025,845
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	3,400	2,881,500
		$58,492,390
Chemicals — 4.7%
BCP Crystal Holdings Corp., Sr. Sub. Notes, 9.625%, 6/15/14	4,924	5,311,765
Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14	6,077	4,770,445
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	14,675	15,849,000
Hexion U.S. Finance/Nova Scotia Finance, 9.00%, 7/15/14	2,760	2,835,900
Huntsman International LLC, Sr. Notes, 9.875%, 3/1/09	1,731	1,811,059
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	7,065	7,842,150
Ineos Group Holdings PLC, 8.50%, 2/15/16 (3)	13,270	12,506,975
Koppers, Inc., 9.875%, 10/15/13	51	55,462
Lyondell Chemical Co., 11.125%, 7/15/12	1,655	1,810,156
Millennium America, Inc., 9.25%, 6/15/08	2,000	2,055,000
Nova Chemicals Corp., Senior Notes, Variable Rate, 8.405%, 11/15/13	3,525	3,577,875
OM Group, Inc., 9.25%, 12/15/11	13,060	13,582,400
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	1,095	1,099,106
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	5,095	5,502,600
PQ Corp., 7.50%, 2/15/13	1,895	1,828,675
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	1,797	1,940,760
		$82,379,328
Consumer Products — 0.8%
Fedders North America, Inc., 9.875%, 3/1/14	3,535	2,828,000
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	1,385	1,502,725
Nutro Products, Inc., Sr. Notes, Variable Rate, 9.23%, 10/15/13 (3)	1,455	1,498,650
Nutro Products, Inc., Sr. Sub. Notes, 10.75%, 4/15/14 (3)	2,185	2,288,787
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	1,710	1,782,675

Steinway Musical Instruments, Sr. Notes, 7.00%, 3/1/14 (3)	$2,905	$2,796,062
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	1,889	2,075,539
		$14,772,438
Containers — 0.5%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	4,425	4,115,250
Pliant Corp. (PIK), 11.625%, 6/15/09 (4)	3,791	4,137,464
		$8,252,714
Diversified Financial Services — 0.6%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	1,215	1,254,487
Residential Capital Corp., Sub. Notes, Variable Rate, 7.337%, 4/17/09 (3)	9,095	9,091,517
		$10,346,004
Diversified Media — 2.6%
Advanstar Communciations, Sr. Sub. Notes, Series B, 12.00%, 2/15/11	2,000	2,115,000
Advanstar Communications, Inc., 10.75%, 8/15/10	13,755	14,821,150
Affinion Group, Inc., 10.125%, 10/15/13 (3)	1,800	1,854,000
Affinion Group, Inc., Sr. Sub. Notes, 11.50%, 10/15/15 (3)	2,520	2,538,900
CanWest Media, Inc., 8.00%, 9/15/12	19,247	18,861,617
LBI Media, Inc., 10.125%, 7/15/12	3,025	3,221,625
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	3,320	2,755,600
		$46,167,892
Energy — 6.4%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14 (3)	4,880	4,928,800
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,150	2,010,250
Copano Energy, LLC, Sr. Notes, 8.125%, 3/1/16	1,240	1,252,400
El Paso Corp., 9.625%, 5/15/12 (3)	3,800	4,180,000
El Paso Production Holding Co., 7.75%, 6/1/13	830	847,637
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	2,855	2,783,625
Giant Industries, 8.00%, 5/15/14	3,750	3,750,000
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	6,735	6,381,412
Kinder Morgan Finance Co., 5.35%, 1/5/11	5,445	5,093,857
Northwest Pipeline Corp., 8.125%, 3/1/10	2,490	2,589,600
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (3)	1,815	1,878,525
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,435	1,564,150
Petrobras International Finance Co., 7.75%, 9/15/14	885	955,800
Petrohawk Energy Corp., Sr. Notes, 9.125%, 7/15/13 (3)	15,010	15,422,775
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	4,775	5,203,212
Quicksilver Resources, Inc., 7.125%, 4/1/16	3,975	3,776,250
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08 (4)	3,459	3,644,921
Semgroup L.P., Sr. Notes, 8.75%, 11/15/15 (3)	4,670	4,716,700
Sesi, LLC, Sr. Notes, 6.875%, 6/1/14 (3)	1,150	1,121,250

Southern Natural Gas, 8.00%, 3/1/32	$3,345	$3,519,101
Southern Natural Gas, 8.875%, 3/15/10	1,180	1,252,867
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14 (3)	3,600	3,672,000
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	11,475	12,249,562
United Refining Co., Sr. Notes, 10.50%, 8/15/12	11,010	11,670,600
VeraSun Energy Corp., 9.875%, 12/15/12 (3)	5,450	5,831,500
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,840	1,996,400
		$112,293,194
Entertainment / Film — 0.9%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	8,275	8,388,781
AMC Entertainment, Inc., Variable Rate, 9.42%, 8/15/10	1,065	1,103,606
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	9,335	6,931,237
		$16,423,624
Environmental — 1.0%
Aleris International, Inc., 9.00%, 11/15/14	4,169	4,710,970
Aleris International, Inc., 10.375%, 10/15/10	4,300	4,719,250
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	7,240	7,421,000
		$16,851,220
Food & Drug Retail — 1.6%
Jean Coutu Group (PJC), Inc., Sr. Sub. Notes, 8.50%, 8/1/14	1,450	1,361,187
Rite Aid Corp., 6.125%, 12/15/08 (3)	16,375	16,006,562
Rite Aid Corp., 7.125%, 1/15/07	6,400	6,432,000
Rite Aid Corp., 8.125%, 5/1/10	3,560	3,635,650
		$27,435,399
Food / Beverage / Tobacco — 1.2%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	9,285	7,892,250
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	5,085	5,161,275
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	9,070	8,933,950
		$21,987,475
Gaming — 5.5%
CCM Merger, Inc., 8.00%, 8/1/13 (3)	2,795	2,690,187
Chukchansi EDA, Sr. Notes, Variable Rate, 8.78%, 11/15/12 (3)	5,045	5,158,512
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	698	575,659
Galaxy Entertainment Finance, 9.875%, 12/15/12 (3)	8,710	9,145,500
Galaxy Entertainment Finance, Variable Rate, 10.42%, 12/15/10 (3)	4,100	4,315,250
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (3)	3,645	3,872,812
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	7,210	7,579,512
Kerzner International Ltd., Sr. Sub. Notes, 6.75%, 10/1/15	900	951,750
Majestic HoldCo, LLC, (0.00% until 2008), 0.00%, 10/15/11 (3)	3,390	2,542,500
Majestic Star Casino, LLC, 9.50%, 10/15/10	2,485	2,584,400

Majestic Star Casino, LLC, 9.75%, 1/15/11 (3)	$4,100	$4,059,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,275	2,331,875
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	8,790	8,844,937
San Pasqual Casino, 8.00%, 9/15/13 (3)	5,620	5,676,200
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,800	1,698,750
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	16,680	16,096,200
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (3)	4,310	4,417,750
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12 (3)	12,128	12,886,000
Wynn Las Vegas, LLC/Corp., 6.625%, 12/1/14	1,040	985,400
		$96,412,194
Healthcare — 4.8%
Accellent, Inc., 10.50%, 12/1/13	7,915	8,192,025
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	6,620	6,884,800
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	6,135	4,371,187
Concentra Operating Corp., Sr. Notes, 9.50%, 8/15/10	1,595	1,662,788
Concerta Operating Corp., 9.125%, 6/1/12	1,090	1,136,325
Encore Medical IHC, Inc., 9.75%, 10/1/12	5,105	5,615,500
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	4,820	4,699,500
Multiplan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16 (3)	6,850	6,952,750
National Mentor, Inc., Sr. Sub. Notes, 11.25%, 7/1/14 (3)	3,630	3,711,675
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	3,575	3,548,188
Service Corp. International, Sr. Notes, 8.00%, 6/15/17 (3)	5,065	4,754,769
Tenet Healthcare Corp., Sr. Notes, 6.50%, 6/1/12	1,795	1,525,750
Tenet Healthcare Corp., Sr. Notes, 9.25%, 2/1/15 (3)	160	148,000
Triad Hospitals, Inc., Sr. Notes, 7.00%, 5/15/12	3,620	3,615,475
Triad Hospitals, Inc., Sr. Sub. Notes, 7.00%, 11/15/13	4,315	4,142,400
US Oncology, Inc., 9.00%, 8/15/12	3,455	3,610,475
US Oncology, Inc., 10.75%, 8/15/14	8,635	9,412,150
Ventas Realty L.P. / Capital Corp., Sr. Notes, 7.125%, 6/1/15	2,505	2,523,788
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	8,670	8,561,625
		$85,069,170
Homebuilders / Real Estate — 0.1%
Stanley-Martin Co., 9.75%, 8/15/15	1,415	1,117,850
		$1,117,850
Hotels — 0.1%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 9.57%, 6/1/11	2,170	2,237,813
		$2,237,813

Leisure — 3.1%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14	$3,867	$3,982,715
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13 (3)	3,635	3,653,175
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 9.818%, 4/1/12 (3)	6,665	6,648,338
Six Flags Theme Parks, Inc., Sr. Notes, 9.625%, 6/1/14	8,315	7,587,438
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	19,730	21,456,375
Universal City Florida Holding, Sr. Notes, Variable Rate, 9.899%, 5/1/10	11,585	11,961,513
		$55,289,554
Metals / Mining — 0.5%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	2,155	2,300,463
Novelis, Inc., Sr. Notes, 7.75%, 2/15/15 (3)	7,420	7,215,950
		$9,516,413
Paper — 1.9%
Abitibi-Consolidated, Inc., 6.95%, 4/1/08	3,165	3,141,263
Georgia-Pacific Corp., 9.50%, 12/1/11	5,520	5,823,600
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	11,075	11,518,000
NewPage Corp., 10.00%, 5/1/12	6,100	6,359,250
NewPage Corp., Variable Rate, 11.399%, 5/1/12	2,585	2,804,725
Stone Container Corp., 7.375%, 7/15/14	4,290	3,839,550
		$33,486,388
Publishing / Printing — 2.8%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	10,326	9,693,533
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	2,125	2,098,438
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	7,072	7,655,440
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	13,190	13,734,088
MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	1,815	1,672,069
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13	3,805	3,472,063
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13	6,865	6,264,313
R.H. Donnelley Corp., Sr. Notes, 8.875%, 1/15/16	4,295	4,300,369
		$48,890,313
Railroad — 0.8%
Kansas City Southern Railway, 9.50%, 10/1/08	1,780	1,873,450
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	8,830	9,426,025
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	2,735	3,022,175
		$14,321,650
Restaurants — 0.5%
EPL Finance Corp., Sr. Notes, 11.75%, 11/15/13 (3)	4,665	5,341,425
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14 (3)	4,375	4,221,875
		$9,563,300

Services — 4.0%
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14 (3)	$5,215	$5,254,113
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16 (3)	7,285	7,394,275
Hertz Corp., Sr. Notes, 8.875%, 1/1/14 (3)	17,495	18,326,013
Hertz Corp., Sr. Sub. Notes, 10.50%, 1/1/16 (3)	1,335	1,458,488
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13 (3)	4,410	4,332,825
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15 (3)	3,695	3,417,875
Muzak, LLC / Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,950	2,551,750
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	6,635	6,933,575
Safety Products Holdings, Inc., Sr. Notes (PIK), 11.75%, 1/1/12 (4)	10,899	11,173,848
United Rentals North America, Inc., 6.50%, 2/15/12	520	494,000
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	11,140	10,248,800
		$71,585,562
Steel — 0.7%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	3,829	4,256,018
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14 (3)	7,875	8,190,000
		$12,446,018
Super Retail — 3.0%
Autonation, Inc., Variable Rate, 7.507%, 4/15/13 (3)	2,540	2,578,100
GameStop Corp., 8.00%, 10/1/12	23,110	23,572,200
GameStop Corp., Variable Rate, 9.383%, 10/1/11	8,785	9,202,288
General Nutrition Centers, Inc., 8.625%, 1/15/11	1,770	1,774,425
Neiman Marcus Group, Inc., 9.00%, 10/15/15	8,820	9,338,175
Neiman Marcus Group, Inc., 10.375%, 10/15/15	5,740	6,120,275
		$52,585,463
Technology — 2.5%
Activant Solutions, Inc., Sr. Sub. Notes, 9.50%, 5/1/16 (3)	1,810	1,719,500
Avago Technologies Finance, Sr. Notes, 10.125%, 12/1/13 (3)	2,525	2,663,875
CPI Holdco, Inc., Sr. Notes, Variable Rate, 10.561%, 2/1/15	2,250	2,340,000
Sungard Data Systems, Inc., 9.125%, 8/15/13	7,465	7,660,956
Sungard Data Systems, Inc., 10.25%, 8/15/15	5,634	5,739,638
Sungard Data Systems, Inc., Variable Rate, 9.431%, 8/15/13	2,030	2,121,350
UGS Corp., 10.00%, 6/1/12	19,710	21,311,438
		$43,556,757
Telecommunications — 8.6%
AirGate PCS, Inc., Variable Rate, 9.257%, 10/15/11	1,785	1,834,088
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	13,155	14,437,613
Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	5,490	5,819,400
Digicel Ltd., Sr. Notes, 9.25%, 9/1/12 (3)	3,900	4,085,250

Intelsat Bermuda Ltd., 9.25%, 6/15/16 (3)	$6,130	$6,298,575
Intelsat Bermuda Ltd., Sr. Notes, 11.25%, 6/15/16 (3)	9,880	10,028,200
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 10.484%, 1/15/12	10,805	11,021,100
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	27,120	25,560,600
IWO Holdings, Inc., Variable Rate, 9.257%, 1/15/12	965	1,001,188
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	165	166,238
New Skies Satellites NV, Sr. Notes, Variable Rate, 10.414%, 11/1/11	4,510	4,679,125
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12	8,460	9,052,200
Qwest Capital Funding, Inc., 7.00%, 8/3/09	3,130	3,122,175
Qwest Communications International, Inc., 7.50%, 2/15/14	11,465	11,293,025
Qwest Communications International, Inc., Sr. Notes, 7.50%, 11/1/08	1,145	1,147,863
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	3,500	3,574,375
Qwest Corp., Sr. Notes, 7.875%, 9/1/11	2,650	2,756,000
Qwest Corp., Sr. Notes, Variable Rate, 8.579%, 6/15/13	1,080	1,161,000
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	705	729,675
Rogers Wireless, Inc., Variable Rate, 8.454%, 12/15/10	5,465	5,628,950
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09 (3)	2,600	2,710,500
U.S. West Communications, Debs., 7.20%, 11/10/26	670	626,450
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	8,225	8,985,813
Windstream Corp., Sr. Notes, 8.125%, 8/1/13 (3)	5,415	5,658,675
Windstream Corp., Sr. Notes, 8.625%, 8/1/16 (3)	10,825	11,312,125
		$152,690,203
Textiles / Apparel — 3.4%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	3,680	3,588,000
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	1,805	1,859,150
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	17,010	19,136,250
Levi Strauss & Co., Sr. Notes, Variable Rate, 10.258%, 4/1/12	7,950	8,188,500
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	11,218	11,330,180
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	4,390	4,324,150
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,740	1,735,650
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	4,000	4,120,000
Quiksilver, Inc., 6.875%, 4/15/15	715	664,950
Russell Corp., 9.25%, 5/1/10	4,075	4,278,750
		$59,225,580
Transportation Ex Air / Rail — 0.3%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	2,583	2,253,668
Horizon Lines, LLC, 9.00%, 11/1/12	3,787	3,872,208
		$6,125,876

Utilities — 2.9%
AES Corp., Sr. Notes, 8.75%, 5/15/13 (3)	$3,555	$3,821,625
AES Corp., Sr. Notes, 8.875%, 2/15/11	322	341,320
AES Corp., Sr. Notes, 9.00%, 5/15/15 (3)	1,890	2,041,200
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,811	3,065,298
Dynegy Holdings, Inc., 8.375%, 5/1/16 (3)	7,340	7,248,250
Dynegy Holdings, Inc., Debs., 7.625%, 10/15/26	7,090	6,239,200
Mission Energy Holding Co., 13.50%, 7/15/08	5,230	5,870,675
NRG Energy, Inc., 7.25%, 2/1/14	2,520	2,472,750
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	3,400	3,332,000
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	14,185	16,277,288
		$50,709,606
Total Corporate Bonds & Notes (identified cost $1,453,327,513)		$1,474,083,200

Convertible Bonds — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.3%
L-3 Communications Corp., 3.00%, 8/1/35 (3)	$5,745	$5,644,462
		$5,644,462
Broadcasting — 0.3%
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,585	1,410,650
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	1,750	1,358,438
XM Satellite Radio, Inc., 1.75%, 12/1/09 (3)	3,450	2,678,063
		$5,447,151
Gaming — 0.2%
Kerzner International Ltd., 2.375%, 4/15/24 (3)	2,080	2,873,000
		$2,873,000
Total Convertible Bonds (identified cost $14,545,508)		$13,964,613

Common Stocks — 1.1%

Security	Shares	Value
Gaming — 0.6%
Shreveport Gaming Holdings, Inc. (4)(5)	4,453	$79,486
Trump Entertainment Resorts, Inc. (5)	538,544	9,817,657
		$9,897,143

Healthcare — 0.1%
Triad Hospitals, Inc. (5)	61,848	$2,410,217
		$2,410,217
Leisure — 0.0%
HRP, Class B (4)	3,730	37
		$37
Restaurants — 0.0%
New World Restaurant Group, Inc.	827	3,908
		$3,908
Utilities — 0.4%
Mirant Corp. (5)	293,878	7,800,991
		$7,800,991
Total Common Stocks (identified cost $16,524,324)		$20,112,296

Convertible Preferred Stocks — 1.2%

Security	Shares	Value
Energy — 0.6%
Chesapeake Energy Corp., 4.50%	91,533	$8,942,774
Chesapeake Energy Corp., 5.00% (3)	21,939	2,352,958
		$11,295,732
Telecommunications — 0.6%
Crown Castle International Corp., (PIK), 6.25%	174,523	9,795,103
		$9,795,103
Total Convertible Preferred Stocks (identified cost $18,925,492)		$21,090,835

Miscellaneous — 0.0%

Security	Shares	Value
Utilities — 0.0%
Mirant Corp., Escrow Certificate (4)	2,205,000	$33,075
Mirant Corp., Escrow Certificate (4)	4,900,000	73,500
		$106,575
Total Miscellaneous (identified cost $0)		$106,575

Warrants — 0.1%

Security	Shares	Value
Cable / Satellite TV — 0.0%
Ono Finance PLC, Exp. 3/16/11 (3)(4)(5)	2,520	$173,880
Ono Finance PLC, Exp. 5/31/09 (4)(5)	3,440	104,920
Ono Finance PLC, Exp. 5/31/09 (4)(5)	1,200	40,582
		$319,382
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (4)(5)	3,400	0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests (4)(5)(6)	6,338	38,027
		$38,027
Technology — 0.0%
Asat Finance, Exp. 11/1/06 (3)(4)(5)	3,900	39
		$39
Telecommunications — 0.1%
American Tower Corp., Exp. 8/1/08 (3)(5)	4,825	2,305,906
		$2,305,906
Total Warrants (identified cost $505,959)		$2,663,354

Short-Term Investments — 8.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Eaton Corp. Commercial Paper, 5.30%, 8/1/06	$35,402	$35,402,000
General Electric Capital Corp. Commercial Paper, 5.30%, 8/1/06	80,732	80,732,000
HSBC Finance Corp. Commercial Paper, 5.30%, 8/8/06	30,000	29,969,083
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	1,500	1,500,000
Total Short-Term Investments (at amortized cost, $147,603,083)		$147,603,083
Total Investments — 98.2% (identified cost $1,707,466,766)		$1,735,457,215
Other Assets, Less Liabilities — 1.8%		$31,936,569
Net Assets — 100.0%		$1,767,393,784

PIK	—	Payment In Kind.

(1)

Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial banks.

(2)	Defaulted security. Currently the issuer is in default with respect to interest payments.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $365,662,786 or 20.7% of the Portfolio’s net assets.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)	Non-income producing security.
(6)	Restricted security.

A summary of financial instruments at July 31, 2006 is as follows:

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
31,000,000 USD	6/20/2011	Agreement with JP Morgan Chase Bank dated 3/28/2006 to pay 3.00% per year times the notional amount. In exchange for that periodic payment, upon a default event by an entity contained in the Dow Jones CDX.NA.HY.B.6 Index, JP Morgan Chase Bank agrees to pay the Portfolio $15,500,000 with respect to each defaulting entity. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the defaulting entity contained in the Dow Jones CDX.NA.HY.B.6 Index to JP Morgan Chase Bank.	$111,019
3,100,000 USD	6/20/2013	Agreement with JP Morgan Chase Bank dated 6/8/2006 to pay 2.32% per year times the notional amount. In exchange for that periodic payment, upon a default event by Jones Apparel Group, Inc., JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Jones Apparel Group, Inc. to JP Morgan Chase Bank.	$(67,202)
3,100,000 USD	6/20/2013	Agreement with Morgan Stanley Capital Services, Inc. dated 6/7/2006 to pay 2.35% per year times the notional amount. In exchange for that periodic payment, upon a default event by Jones Apparel Group, Inc., Morgan Stanley Capital Services, Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Jones Apparel Group, Inc. to Morgan Stanley Capital Services Inc.	$(72,084)

At July 31, 2006, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,711,764,063
Gross unrealized appreciation	$46,653,326
Gross unrealized depreciation	(22,960,174)
Net unrealized appreciation	$23,693,152

Restricted Securities

At July 31, 2006, the Portfolio owned the following security (representing less than 0.01% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The fair value of this security is determined based on valuations provided by brokers when available, or if not available, it is are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost		Fair Value
Warrants
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	6,338	$ 0	(1)	$ 38,027

(1)          Less than $0.50.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President and Principal Executive Officer

Date:	September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President and Principal Executive Officer

Date:	September 26, 2006

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	September 26, 2006